SUBSEQUENT EVENTS (Details Narrative) - Events After Reporting Period [member]	Jan. 15, 2025 shares
Lin Dood [Member]
Statement [Line Items]
Options issued	25,000
Patrick Doody [Member]
Statement [Line Items]
Options issued	1,000,000
James Robinson [Member]
Statement [Line Items]
Options issued	4,000,000
Paul Averback [Member]
Statement [Line Items]
Options issued	3,000,000